Schedule of Computation of Anti-Dilutive Weighted-Average Shares Outstanding (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares outstanding	349,874	968,419	416,446,000	968,419,000
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares outstanding	32,289	34,046	33,858,000	34,046,000
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average shares outstanding	317,585	934,373	382,588,000	934,373,000